Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Sep. 01, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Emerging Markets Growth Fund Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund — Class R-6
Account Value	$ 11,458	$ 11,189	$ 10,451	$ 15,369	$ 10,890	$ 10,626	$ 10,159	$ 10,000
Emerging Markets Growth Fund Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund — Class F-3
Account Value	$ 11,492	11,220	10,491	15,406	10,905	10,640	10,177	10,000
Emerging Markets Growth Fund Class M
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund — Class M
Account Value	$ 12,525	12,208	11,414	16,758	11,857	11,552	11,033		$ 10,176	$ 8,113	$ 9,229	$ 10,000
MSCI Emerging Markets IMI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Account Value	$ 13,556	$ 11,937	$ 11,568	$ 15,374	$ 10,735	$ 11,179	$ 11,126	$ 10,000	$ 10,312	$ 8,396	$ 9,559	$ 10,000